Troubled Debt Restructurings (Detail) (USD $)	Sep. 30, 2012 Loan	Sep. 30, 2011 Loan
Accruing Loans
Financing Receivable, Modifications [Line Items]
Number of loans	13	15
Pre-Modification Outstanding Recorded Investment	$ 7,605,846	$ 7,270,137
Post-Modification Outstanding Recorded Investment	7,521,459	7,270,137
Accruing Loans | Below Market Interest Rate
Financing Receivable, Modifications [Line Items]
Number of loans	11
Pre-Modification Outstanding Recorded Investment	7,511,054
Post-Modification Outstanding Recorded Investment	7,426,667
Accruing Loans | Below Market Interest Rate | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans	10
Pre-Modification Outstanding Recorded Investment	4,854,691
Post-Modification Outstanding Recorded Investment	4,802,649
Accruing Loans | Below Market Interest Rate | Commercial
Financing Receivable, Modifications [Line Items]
Number of loans	1
Pre-Modification Outstanding Recorded Investment	2,656,363
Post-Modification Outstanding Recorded Investment	2,624,018
Accruing Loans | Payment Structure Modification
Financing Receivable, Modifications [Line Items]
Number of loans	2	15
Pre-Modification Outstanding Recorded Investment	94,792	7,270,137
Post-Modification Outstanding Recorded Investment	94,792	7,270,137
Accruing Loans | Payment Structure Modification | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans	2	4
Pre-Modification Outstanding Recorded Investment	94,792	3,669,828
Post-Modification Outstanding Recorded Investment	94,792	3,669,828
Accruing Loans | Payment Structure Modification | Residential Real Estate 1-4 Family
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		61,633
Post-Modification Outstanding Recorded Investment		61,633
Accruing Loans | Payment Structure Modification | Commercial Non Real Estate
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		1,987,378
Post-Modification Outstanding Recorded Investment		1,987,378
Accruing Loans | Payment Structure Modification | Real Estate Construction
Financing Receivable, Modifications [Line Items]
Number of loans		9
Pre-Modification Outstanding Recorded Investment		1,551,298
Post-Modification Outstanding Recorded Investment		1,551,298
Non Accrual Loans
Financing Receivable, Modifications [Line Items]
Number of loans	1	3
Pre-Modification Outstanding Recorded Investment	131,841	1,000,371
Post-Modification Outstanding Recorded Investment	131,022	1,000,371
Non Accrual Loans | Payment Structure Modification
Financing Receivable, Modifications [Line Items]
Number of loans	1	2
Pre-Modification Outstanding Recorded Investment	131,841	82,103
Post-Modification Outstanding Recorded Investment	131,022	82,103
Non Accrual Loans | Payment Structure Modification | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans	1	1
Pre-Modification Outstanding Recorded Investment	131,841	24,269
Post-Modification Outstanding Recorded Investment	131,022	24,269
Non Accrual Loans | Payment Structure Modification | Residential Real Estate 1-4 Family
Financing Receivable, Modifications [Line Items]
Pre-Modification Outstanding Recorded Investment		57,834
Post-Modification Outstanding Recorded Investment		57,834
Non Accrual Loans | Payment Structure Modification | Commercial Non Real Estate
Financing Receivable, Modifications [Line Items]
Number of loans		1
Non Accrual Loans | Extended payment terms
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		918,268
Post-Modification Outstanding Recorded Investment		918,268
Non Accrual Loans | Extended payment terms | Commercial Real Estate Other Receivable
Financing Receivable, Modifications [Line Items]
Number of loans		1
Pre-Modification Outstanding Recorded Investment		918,268
Post-Modification Outstanding Recorded Investment		$ 918,268